Fair value measurement - Convertible and exchangeable bonds (Details) - Convertible and exchangeable bonds - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning	¥ 9,645	¥ 3,995
Additions	1,915	4,477
Net increase (decrease) in fair value	(2,734)	1,306
Disposal	(1,225)
Conversion	(162)
Foreign currency translation adjustments	(167)	(133)
Balance as of end	¥ 7,272	¥ 9,645